BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 123.3%
	ADVERTISING & MARKETING - 3.1%
1,114	Omnicom Group, Inc.	$ 115,176

	AEROSPACE & DEFENSE - 3.7%
236	Lockheed Martin Corporation	137,956

	AUTOMOTIVE - 1.2%
4,371	Ford Motor Company	46,158

	BEVERAGES - 5.7%
163	Coca-Cola Consolidated, Inc.	214,573

	BIOTECH & PHARMA - 4.9%
143	Amgen, Inc.	46,076
65	Regeneron Pharmaceuticals, Inc.(a)	68,331
193	United Therapeutics Corporation(a)	69,161
		183,568
	CABLE & SATELLITE - 3.7%
3,317	Comcast Corporation, Class A	138,552

	CHEMICALS - 2.5%
696	PPG Industries, Inc.	92,192

	ELECTRIC UTILITIES - 12.6%
1,648	Edison International	143,524
1,091	Entergy Corporation	143,586
1,486	Evergy, Inc.	92,147
1,092	NextEra Energy, Inc.	92,307
		471,564
	FOOD - 10.7%
1,120	Hershey Company (The)	214,794
2,901	Hormel Foods Corporation	91,962
760	J M Smucker Company (The)	92,036
		398,792

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 123.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.2%
730	CVS Health Corporation	$ 45,902

	HEALTH CARE REIT - 1.9%
1,705	Omega Healthcare Investors, Inc.	69,394

	HOME CONSTRUCTION - 1.9%
483	PulteGroup, Inc.	69,325

	HOTEL REITS - 1.2%
2,619	Host Hotels & Resorts, Inc.	46,094

	HOUSEHOLD PRODUCTS - 1.2%
1,986	Kenvue, Inc.	45,936

	INFRASTRUCTURE REIT - 2.5%
397	American Tower Corporation, A	92,326

	INSURANCE - 3.7%
128	Erie Indemnity Company, Class A	69,097
148	Kinsale Capital Group, Inc.	68,904
		138,001
	INTERNET MEDIA & SERVICES - 1.8%
121	Meta Platforms, Inc., Class A	69,265

	MACHINERY - 3.7%
478	Snap-on, Inc.	138,482

	MEDICAL EQUIPMENT & DEVICES – 4.9%
1,025	Medtronic PLC	92,281
380	ResMed, Inc.	92,766
		185,047
	OIL & GAS PRODUCERS - 11.1%
626	Chevron Corporation	92,191
403	Diamondback Energy, Inc.	69,477

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 123.3% (Continued)
	OIL & GAS PRODUCERS - 11.1% (Continued)
2,088	Kinder Morgan, Inc.	$ 46,124
1,801	Ovintiv, Inc.	68,996
1,055	Phillips 66	138,680
		415,468
	RESIDENTIAL REIT - 2.5%
1,297	Equity LifeStyle Properties, Inc.	92,528

	RETAIL - DISCRETIONARY - 1.8%
59	O'Reilly Automotive, Inc.(a)	67,944

	RETAIL REIT - 1.2%
274	Simon Property Group, Inc.	46,311

	SELF-STORAGE REITS - 1.9%
1,290	CubeSmart	69,441

	SOFTWARE - 7.7%
669	Microsoft Corporation	287,871

	STEEL - 6.2%
1,074	Nucor Corporation	161,465
549	Steel Dynamics, Inc.	69,218
		230,683
	TECHNOLOGY HARDWARE - 6.2%
180	Arista Networks, Inc.(a)	69,088
865	Cisco Systems, Inc.	46,035
1,283	HP, Inc.	46,021
166	Super Micro Computer, Inc.(a)	69,123
		230,267
	TECHNOLOGY SERVICES - 7.7%
813	Accenture PLC, Class A - ADR	287,379

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 123.3% (Continued)
	TELECOMMUNICATIONS - 2.5%
2,046	Verizon Communications, Inc.	$ 91,886

	WHOLESALE - CONSUMER STAPLES - 1.2%
773	Archer-Daniels-Midland Company	46,179

	WHOLESALE - DISCRETIONARY - 1.2%
1,155	LKQ Corporation	46,108

	TOTAL COMMON STOCKS (Cost $4,524,476)	4,610,368

	EXCHANGE-TRADED FUNDS - 11.0%
	EQUITY - 11.0%
3,440	JPMorgan Equity Premium Income ETF	204,714
3,730	JPMorgan Nasdaq Equity Premium Income ETF	204,889
	TOTAL EXCHANGE-TRADED FUNDS (Cost $405,144)	409,603

	SHORT-TERM INVESTMENT - 4.5%
	MONEY MARKET FUND - 4.5%
167,869	Fidelity Investments Money Market Government Portfolio - Class I, 4.83% (Cost $167,869)(b)	167,869

	TOTAL INVESTMENTS - 138.8% (Cost $5,097,489)	$ 5,187,840
	LIABILITIES IN EXCESS OF OTHER ASSETS - (38.8)%	(1,449,443)
	NET ASSETS - 100.0%	$ 3,738,397

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.